Distribution Date:	10/13/21	GS Mortgage Securities Corporation II
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	GS Mortgage Securities Trust 2013-GC10
Series 2013-GC10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000
Certificate Interest Reconciliation Detail	4		200 West Street, | New York, NY 10282
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	17		Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	18		3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22	Trustee	U.S. Bank National Association
Modified Loan Detail	23		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	24		190 South LaSalle Street, 7th Floor, | Chicago, IL 60603
		Controlling Class	LNR Securities Holdings, LLC
Historical Bond / Collateral Loss Reconciliation Detail	25	Representative
Interest Shortfall Detail - Collateral Level	26		-
Supplemental Notes	27		, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36192CAA3	0.696000%	53,438,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36192CAB1	1.840000%	35,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36192CAC9	2.613000%	21,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36192CAD7	2.681000%	110,000,000.00	71,586,928.76	0.00	159,937.13	0.00	0.00	159,937.13	71,586,928.76	39.66%	30.00%
A-5	36192CAE5	2.943000%	300,475,000.00	300,475,000.00	0.00	736,914.94	0.00	0.00	736,914.94	300,475,000.00	39.66%	30.00%
A-AB	36192CAF2	2.564000%	81,379,000.00	21,587,439.18	1,444,812.52	46,125.16	0.00	0.00	1,490,937.68	20,142,626.66	39.66%	30.00%
A-S	36192CAH8	3.279000%	54,785,000.00	54,785,000.00	0.00	149,700.01	0.00	0.00	149,700.01	54,785,000.00	31.23%	23.63%
B	36192CAL9	3.682000%	63,380,000.00	63,380,000.00	0.00	194,470.97	0.00	0.00	194,470.97	63,380,000.00	21.48%	16.25%
C	36192CAN5	4.285000%	39,746,000.00	39,746,000.00	0.00	141,926.34	0.00	0.00	141,926.34	39,746,000.00	15.37%	11.63%
D	36192CAQ8	4.401286%	34,376,000.00	34,376,000.00	0.00	126,082.18	0.00	0.00	126,082.18	34,376,000.00	10.08%	7.63%
E	36192CAS4	4.401286%	22,558,000.00	22,558,000.00	0.00	82,736.85	0.00	0.00	82,736.85	22,558,000.00	6.61%	5.00%
F*	36192CAU9	4.401286%	16,114,000.00	16,114,000.00	0.00	36,711.87	0.00	0.00	36,711.87	16,114,000.00	4.13%	3.13%
G	36192CAW5	4.401286%	26,855,941.00	26,855,940.97	0.00	0.00	0.00	0.00	0.00	26,855,940.97	0.00%	0.00%
R	36192CAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			859,381,941.00	651,464,308.91	1,444,812.52	1,674,605.45	0.00	0.00	3,119,417.97	650,019,496.39

Notional Certificates
X-A	36192CAG0	1.477307%	656,352,000.00	448,434,367.94	0.00	552,062.80	0.00	0.00	552,062.80	446,989,555.42
X-B	36192CAJ4	0.486883%	103,126,000.00	103,126,000.00	0.00	41,841.90	0.00	0.00	41,841.90	103,126,000.00
Notional SubTotal			759,478,000.00	551,560,367.94	0.00	593,904.70	0.00	0.00	593,904.70	550,115,555.42

Deal Distribution Total					1,444,812.52	2,268,510.15	0.00	0.00	3,713,322.67

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36192CAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36192CAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36192CAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36192CAD7	650.79026145	0.00000000	1.45397391	0.00000000	0.00000000	0.00000000	0.00000000	1.45397391	650.79026145
A-5	36192CAE5	1,000.00000000	0.00000000	2.45250001	0.00000000	0.00000000	0.00000000	0.00000000	2.45250001	1,000.00000000
A-AB	36192CAF2	265.27039138	17.75411986	0.56679438	0.00000000	0.00000000	0.00000000	0.00000000	18.32091424	247.51627152
A-S	36192CAH8	1,000.00000000	0.00000000	2.73249995	0.00000000	0.00000000	0.00000000	0.00000000	2.73249995	1,000.00000000
B	36192CAL9	1,000.00000000	0.00000000	3.06833339	0.00000000	0.00000000	0.00000000	0.00000000	3.06833339	1,000.00000000
C	36192CAN5	1,000.00000000	0.00000000	3.57083329	0.00000000	0.00000000	0.00000000	0.00000000	3.57083329	1,000.00000000
D	36192CAQ8	1,000.00000000	0.00000000	3.66773854	0.00000000	0.00000000	0.00000000	0.00000000	3.66773854	1,000.00000000
E	36192CAS4	1,000.00000000	0.00000000	3.66773872	0.00000000	0.00000000	0.00000000	0.00000000	3.66773872	1,000.00000000
F	36192CAU9	1,000.00000000	0.00000000	2.27825928	1.38947933	2.83204977	0.00000000	0.00000000	2.27825928	1,000.00000000
G	36192CAW5	999.99999888	0.00000000	0.00000000	3.66773855	14.21920237	0.00000000	0.00000000	0.00000000	999.99999888
R	36192CAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36192CAG0	683.22236839	0.00000000	0.84110782	0.00000000	0.00000000	0.00000000	0.00000000	0.84110782	681.02109146
X-B	36192CAJ4	1,000.00000000	0.00000000	0.40573570	0.00000000	0.00000000	0.00000000	0.00000000	0.40573570	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	159,937.13	0.00	159,937.13	0.00	0.00	0.00	159,937.13	0.00
A-5	09/01/21 - 09/30/21	30	0.00	736,914.94	0.00	736,914.94	0.00	0.00	0.00	736,914.94	0.00
A-AB	09/01/21 - 09/30/21	30	0.00	46,125.16	0.00	46,125.16	0.00	0.00	0.00	46,125.16	0.00
X-A	09/01/21 - 09/30/21	30	0.00	552,062.80	0.00	552,062.80	0.00	0.00	0.00	552,062.80	0.00
X-B	09/01/21 - 09/30/21	30	0.00	41,841.90	0.00	41,841.90	0.00	0.00	0.00	41,841.90	0.00
A-S	09/01/21 - 09/30/21	30	0.00	149,700.01	0.00	149,700.01	0.00	0.00	0.00	149,700.01	0.00
B	09/01/21 - 09/30/21	30	0.00	194,470.97	0.00	194,470.97	0.00	0.00	0.00	194,470.97	0.00
C	09/01/21 - 09/30/21	30	0.00	141,926.34	0.00	141,926.34	0.00	0.00	0.00	141,926.34	0.00
D	09/01/21 - 09/30/21	30	0.00	126,082.18	0.00	126,082.18	0.00	0.00	0.00	126,082.18	0.00
E	09/01/21 - 09/30/21	30	0.00	82,736.85	0.00	82,736.85	0.00	0.00	0.00	82,736.85	0.00
F	09/01/21 - 09/30/21	30	23,160.63	59,101.94	0.00	59,101.94	22,390.07	0.00	0.00	36,711.87	45,635.65
G	09/01/21 - 09/30/21	30	282,333.96	98,500.57	0.00	98,500.57	98,500.57	0.00	0.00	0.00	381,870.06
Totals			305,494.59	2,389,400.79	0.00	2,389,400.79	120,890.64	0.00	0.00	2,268,510.15	427,505.71

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,713,322.67
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,407,289.65	Master Servicing Fee	14,691.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	2,084.69
Interest Adjustments	0.00	Trustee Fee	249.73
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	863.19
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,407,289.65	Total Fees	17,888.84

Principal		Expenses/Reimbursements
Scheduled Principal	1,444,812.52	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	99,127.30
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,550.20
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	213.14
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,444,812.52	Total Expenses/Reimbursements	120,890.64

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,268,510.15
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,444,812.52
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,713,322.67
Total Funds Collected	3,852,102.17	Total Funds Distributed	3,852,102.15

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	651,464,308.91	651,464,308.91	Beginning Certificate Balance	651,464,308.91
(-) Scheduled Principal Collections	1,444,812.52	1,444,812.52	(-) Principal Distributions	1,444,812.52
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	650,019,496.39	650,019,496.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	652,626,643.07	652,626,643.07	Ending Certificate Balance	650,019,496.39
Ending Actual Collateral Balance	651,320,398.65	651,320,398.65

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	20	135,229,491.58	20.80%	13	4.6412	NAP	Defeased	20	135,229,491.58	20.80%	13	4.6412	NAP
3,000,000 or less	4	9,408,611.60	1.45%	14	4.8719	3.135631	1.39 or less	13	253,261,754.16	38.96%	15	4.4501	0.747629
3,000,001 to 5,000,000	9	36,637,069.28	5.64%	15	4.7197	1.650955	1.40-1.49	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 10,000,000	10	79,092,195.72	12.17%	15	4.4438	1.937848	1.50-1.59	3	124,785,597.69	19.20%	15	4.3010	1.566574
10,000,001 to 15,000,000	3	37,402,694.28	5.75%	14	4.5524	1.086832	1.60-1.69	2	10,093,311.54	1.55%	14	4.4582	1.671620
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.70-1.79	1	8,676,953.09	1.33%	16	5.0000	1.780300
20,000,001 to 25,000,000	2	44,906,636.87	6.91%	15	4.7727	0.393177	1.80-1.89	4	22,077,548.52	3.40%	15	4.3700	1.830267
25,000,001 to 30,000,000	2	53,205,282.84	8.19%	15	3.9616	3.084827	1.90-1.99	2	6,557,662.72	1.01%	15	4.7641	1.961276
30,000,001 to 70,000,000	3	163,205,027.57	25.11%	15	4.3607	0.996577	2.00 or greater	9	89,337,177.09	13.74%	15	4.1954	3.044058
70,000,001 or greater	1	90,932,486.65	13.99%	14	4.1500	1.254000	Totals	54	650,019,496.39	100.00%	14	4.4341	1.468230
Totals	54	650,019,496.39	100.00%	14	4.4341	1.468230
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	40	135,229,491.58	20.80%	13	4.6412	NAP
							Defeased	40	135,229,491.58	20.80%	13	4.6412	NAP
Arizona	1	2,305,159.26	0.35%	14	4.6100	2.684300
							Lodging	2	26,046,305.04	4.01%	15	5.1204	(0.067813)
California	5	78,312,935.46	12.05%	15	4.1155	1.915983
							Mixed Use	5	197,908,666.82	30.45%	15	4.3799	0.942053
Florida	1	5,829,433.42	0.90%	14	4.3910	1.675000
							Mobile Home Park	6	9,337,468.27	1.44%	14	4.8901	3.366307
Georgia	3	10,993,382.28	1.69%	15	4.8627	2.540127
							Multi-Family	8	25,972,724.76	4.00%	15	4.7258	1.732676
Illinois	11	24,805,191.60	3.82%	15	4.8639	1.104829
							Office	6	59,201,957.46	9.11%	14	4.4708	1.597057
Maryland	1	90,932,486.65	13.99%	14	4.1500	1.254000
							Retail	18	192,717,235.35	29.65%	15	4.1828	1.958609
Massachusetts	1	28,000,000.00	4.31%	15	3.8370	3.933100
							Self Storage	1	3,605,647.12	0.55%	15	4.2400	2.566100
Missouri	1	23,124,209.95	3.56%	15	4.3400	1.147300
							Totals	86	650,019,496.39	100.00%	14	4.4341	1.468230
Nevada	1	7,267,756.30	1.12%	15	4.4230	1.183700

New York	6	122,041,647.04	18.78%	15	4.5638	0.827873

North Carolina	1	8,676,953.09	1.33%	16	5.0000	1.780300

Ohio	6	18,141,602.27	2.79%	15	4.5616	2.120033

Pennsylvania	1	13,115,566.06	2.02%	14	4.2850	1.071000

Texas	4	42,623,580.49	6.56%	15	4.2794	1.777013

Virginia	1	6,933,159.91	1.07%	14	4.1000	1.846500

Washington	2	31,686,941.04	4.87%	15	4.8782	0.133040

Totals	86	650,019,496.39	100.00%	14	4.4341	1.468230

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate						Seasoning
		# Of	Scheduled	% Of			Weighted Avg	# Of	Scheduled	% Of	Weighted Avg
	Note Rate				WAM²	WAC		Seasoning		WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	20	135,229,491.58	20.80%	13	4.6412	NAP		None
	4.000% or less	2	87,932,072.26	13.53%	15	3.9481	2.325816
	4.001% to 4.250%	5	136,581,090.64	21.01%	14	4.1370	1.487585
	4.251% to 4.500%	9	91,033,767.71	14.00%	15	4.3671	1.603481
	4.501% to 4.750%	9	136,628,503.70	21.02%	15	4.5980	0.919077
	4.751% to 5.000%	6	34,363,883.12	5.29%	15	4.9239	1.593659
	5.001% or greater	3	28,250,687.38	4.35%	15	5.2203	0.296317
	Totals	54	650,019,496.39	100.00%	14	4.4341	1.468230
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	135,229,491.58	20.80%	13	4.6412	NAP	Defeased	20	135,229,491.58	20.80%	13	4.6412	NAP
	60 months or less	34	514,790,004.81	79.20%	15	4.3798	1.442080	Interest Only	1	28,000,000.00	4.31%	15	3.8370	3.933100
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	33	486,790,004.81	74.89%	15	4.4110	1.298797
	Totals	54	650,019,496.39	100.00%	14	4.4341	1.468230	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	650,019,496.39	100.00%	14	4.4341	1.468230
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	20	135,229,491.58	20.80%	13	4.6412	NAP				None
Underwriter's Information		1	60,242,557.25	9.27%	15	4.5700	1.558718
	12 months or less	33	454,547,447.56	69.93%	15	4.3545	1.426621
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	650,019,496.39	100.00%	14	4.4341	1.468230
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	304101051	MU	New York	NY	Actual/360	4.570%	229,796.96	98,000.40	0.00	N/A	01/06/23	--	60,340,557.65	60,242,557.25	02/06/21
1B	304101050	MU	New York	NY	Actual/360	4.570%	164,140.68	70,000.29	0.00	N/A	01/06/23	--	43,100,398.35	43,030,398.06	02/06/21
2	300010002	MU	National Harbor	MD	Actual/360	4.150%	315,233.88	219,479.78	0.00	N/A	12/06/22	--	91,151,966.43	90,932,486.65	10/06/21
3	300010003	RT	Vacaville	CA	Actual/360	4.000%	200,175.57	120,599.77	0.00	N/A	01/06/23	--	60,052,672.03	59,932,072.26	10/06/21
4	300010004	MU	Portland	OR	Actual/360	4.583%	112,447.94	66,622.17	0.00	N/A	01/06/23	--	29,443,055.56	29,376,433.39	10/06/21
5	300010005	RT	Boston	MA	Actual/360	3.837%	89,530.00	0.00	0.00	N/A	01/06/23	--	28,000,000.00	28,000,000.00	10/06/21
6	695100097	RT	Osage Beach	MO	Actual/360	4.340%	83,828.41	54,150.98	0.00	N/A	01/01/23	--	23,178,360.93	23,124,209.95	10/01/21
7	300010007	LO	Seattle	WA	Actual/360	5.232%	95,273.22	69,228.00	0.00	N/A	01/06/23	--	21,851,654.92	21,782,426.92	10/06/21
8	304101047	RT	Round Rock	TX	Actual/360	4.100%	86,269.05	44,194.51	0.00	N/A	01/06/23	--	25,249,477.35	25,205,282.84	10/06/21
12	300010012	SS	Various	SC	Actual/360	4.610%	65,529.35	33,847.17	0.00	N/A	09/06/22	--	17,057,530.97	17,023,683.80	10/06/21
13	695100083	OF	Peoria	IL	Actual/360	4.870%	52,619.44	42,592.32	0.00	N/A	01/01/23	--	12,965,774.97	12,923,182.65	10/01/21
14	623100002	RT	Pompano Beach	FL	Actual/360	4.450%	49,304.05	30,787.23	0.00	N/A	09/06/22	--	13,295,475.08	13,264,687.85	10/06/21
15	300010015	OF	Canonsburg	PA	Actual/360	4.285%	46,944.57	31,106.02	0.00	N/A	12/06/22	--	13,146,672.08	13,115,566.06	10/06/21
16	300010016	OF	Castle Hills	TX	Actual/360	4.500%	42,706.41	24,429.39	0.00	N/A	12/06/22	--	11,388,374.96	11,363,945.57	10/06/21
17	300010017	MF	Ann Arbor	MI	Actual/360	4.540%	38,659.11	23,383.16	0.00	N/A	12/06/22	--	10,218,267.30	10,194,884.14	10/06/21
18	300010018	OF	Spokane	WA	Actual/360	4.100%	33,922.63	24,061.17	0.00	N/A	12/06/22	--	9,928,575.29	9,904,514.12	10/06/21
20	623100005	RT	West Palm Beach	FL	Actual/360	4.680%	36,263.45	20,654.55	0.00	N/A	11/06/22	--	9,298,321.74	9,277,667.19	10/06/21
21	623100004	MF	Cullowhee	NC	Actual/360	5.000%	36,270.78	28,034.12	0.00	N/A	02/06/23	--	8,704,987.21	8,676,953.09	10/06/21
22	695100098	MF	North Olmsted	OH	Actual/360	4.300%	32,285.94	21,160.18	0.00	N/A	01/01/23	--	9,010,030.73	8,988,870.55	10/01/21
23	304101054	Various Various		IL	Actual/360	4.725%	32,340.45	27,370.99	0.00	N/A	01/06/23	--	8,213,447.00	8,186,076.01	10/06/21
25	300010025	MH	Various	Various	Actual/360	5.250%	33,848.57	24,638.01	0.00	N/A	12/06/22	--	7,736,814.93	7,712,176.92	10/06/21
26	300010026	RT	Hewlett	NY	Actual/360	4.415%	33,495.75	15,161.18	0.00	N/A	01/06/23	--	9,105,197.71	9,090,036.53	10/06/21
27	695100094	OF	Fremont	CA	Actual/360	4.270%	27,286.49	18,079.76	0.00	N/A	01/01/23	--	7,668,334.81	7,650,255.05	10/01/21
28	695100085	RT	Las Vegas	NV	Actual/360	4.423%	26,849.79	16,834.69	0.00	N/A	01/01/23	--	7,284,590.99	7,267,756.30	10/01/21
29	300010029	RT	Staunton	VA	Actual/360	4.100%	23,745.84	16,842.82	0.00	N/A	12/06/22	--	6,950,002.73	6,933,159.91	10/06/21
30	623100003	MH	Various	Various	Actual/360	4.750%	26,044.98	14,643.51	0.00	N/A	12/06/22	--	6,579,784.25	6,565,140.74	10/06/21
31	300010031	MF	Louisville	KY	Actual/360	4.025%	12,602.07	42,968.53	0.00	N/A	01/06/23	--	3,757,139.27	3,714,170.74	10/06/21
32	695100082	RT	Orlando	FL	Actual/360	4.391%	21,380.76	13,635.30	0.00	N/A	12/01/22	--	5,843,068.72	5,829,433.42	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	695100092	RT	Conifer	CO	Actual/360	4.493%	18,170.08	16,544.62	0.00	N/A	01/01/23	--	4,852,903.08	4,836,358.46	10/01/21
35	695100099	MF	Parma	OH	Actual/360	4.300%	17,039.81	11,167.86	0.00	N/A	01/01/23	--	4,755,294.52	4,744,126.66	10/01/21
36	695100076	MF	Chicago	IL	Actual/360	4.940%	19,857.45	10,532.71	0.00	N/A	11/01/22	--	4,823,672.40	4,813,139.69	10/01/21
37	695100086	RT	Arlington	TX	Actual/360	4.490%	17,265.04	10,569.98	0.00	N/A	01/01/23	--	4,614,264.26	4,603,694.28	10/01/21
38	695100090	LO	Horseheads	NY	Actual/360	4.550%	16,222.20	14,504.89	0.00	N/A	01/01/23	--	4,278,383.01	4,263,878.12	10/01/21
39	300010039	MF	Fredonia	NY	Actual/360	4.700%	18,099.95	10,295.47	0.00	N/A	01/01/23	--	4,621,263.65	4,610,968.18	10/01/21
40	695100091	RT	Conyers	GA	Actual/360	4.670%	17,722.83	10,186.32	0.00	N/A	01/01/23	--	4,554,045.38	4,543,859.06	10/01/21
41	695100093	LO	Nashville	TN	Actual/360	4.563%	15,387.59	13,701.96	0.00	N/A	09/01/22	--	4,046,702.23	4,033,000.27	10/01/21
42	300010042	OF	San Diego	CA	Actual/360	4.979%	17,648.99	9,127.96	0.00	N/A	01/06/23	--	4,253,621.97	4,244,494.01	10/06/21
43	695100087	MF	Niles	OH	Actual/360	4.420%	15,419.08	9,678.07	0.00	N/A	01/01/23	--	4,186,176.78	4,176,498.71	10/01/21
44	300010044	SS	Various	Various	Actual/360	4.850%	15,767.61	13,026.59	0.00	N/A	08/06/22	--	3,901,264.24	3,888,237.65	10/06/21
45	300010045	RT	Houston	TX	Actual/360	4.575%	14,751.32	13,085.55	0.00	N/A	01/06/23	--	3,869,199.81	3,856,114.26	10/06/21
46	695100079	RT	Concord	NC	Actual/360	4.930%	16,335.89	8,694.04	0.00	N/A	11/01/22	--	3,976,281.14	3,967,587.10	10/01/21
47	695100095	RT	Stone Mountain	GA	Actual/360	4.830%	14,833.19	8,068.70	0.00	N/A	01/01/23	--	3,685,264.40	3,677,195.70	10/01/21
48	304101048	SS	San Jose	CA	Actual/360	4.240%	12,770.18	8,554.61	0.00	N/A	01/06/23	--	3,614,201.73	3,605,647.12	10/06/21
49	695100101	MF	Chicago	IL	Actual/360	5.150%	15,894.85	7,720.78	0.00	N/A	02/01/23	--	3,703,653.72	3,695,932.94	10/01/21
51	695100096	RT	Eaton	OH	Actual/360	4.935%	13,977.31	7,336.94	0.00	N/A	01/01/23	--	3,398,736.81	3,391,399.87	10/01/21
52	695100088	RT	Hemet	CA	Actual/360	4.680%	11,271.55	9,674.10	0.00	N/A	01/01/23	--	2,890,141.12	2,880,467.02	10/01/21
53	623100001	MH	Grovetown	GA	Actual/360	5.222%	12,089.49	5,800.81	0.00	N/A	12/06/22	--	2,778,128.33	2,772,327.52	10/06/21
54	300010054	MU	Dallas	TX	Actual/360	4.725%	9,977.65	5,626.60	0.00	N/A	01/06/23	--	2,534,006.66	2,528,380.06	10/06/21
55	300010055	MF	Taylor	MI	Actual/360	4.780%	8,712.47	7,299.17	0.00	N/A	09/06/22	--	2,187,230.01	2,179,930.84	10/06/21
56	695100080	RT	Scottsdale	AZ	Actual/360	4.610%	8,875.78	5,238.38	0.00	N/A	12/01/22	--	2,310,397.64	2,305,159.26	10/01/21
57	300010057	MH	Saint Cloud	FL	Actual/360	4.900%	8,629.03	4,639.14	0.00	N/A	11/06/22	--	2,113,232.17	2,108,593.03	10/06/21
59	300010059	MH	Knoxville	TN	Actual/360	5.100%	8,146.70	4,069.67	0.00	N/A	12/06/22	--	1,916,870.50	1,912,800.83	10/06/21
60	300010060	MH	Rantoul	IL	Actual/360	5.590%	7,569.94	4,012.64	0.00	N/A	11/06/22	--	1,625,032.63	1,621,019.99	10/06/21
61	300010061	RT	Coppell	TX	Actual/360	5.000%	6,057.53	3,148.96	0.00	N/A	11/06/22	--	1,453,806.76	1,450,657.80	10/06/21
Totals							2,407,289.65	1,444,812.52	0.00				651,464,308.91	650,019,496.39
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	0.00	--	--	09/07/21	15,250,354.23	117,576.00	268,671.25	2,554,471.69	0.00	0.00
1B	(3,927,933.68)	(6,239,796.02)	07/01/20	06/30/21	09/07/21	10,893,110.17	83,982.85	191,908.04	1,824,622.64	0.00	0.00
2	8,798,371.03	4,991,445.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,267,508.18	3,196,640.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	4,238,381.08	2,160,007.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,387,687.31	1,027,624.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(636,405.97)	(692,433.58)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,922,318.42	1,803,139.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,475,971.42	788,887.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	596,757.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,123,431.00	939,944.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,469,778.22	292,684.09	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,263,156.76	729,104.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,522,551.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	902,352.80	482,421.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,101,344.29	548,454.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,421,864.80	1,184,856.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	769,526.13	170,656.67	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,152,604.92	505,682.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,152,684.83	311,625.10	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,091,063.06	390,714.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	598,222.35	331,875.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	418,033.80	345,460.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	589,304.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	441,743.00	226,900.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	851,633.00	389,185.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	645,402.02	298,274.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	717,065.32	332,770.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	561,250.00	104,123.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	1,004.18	0.00
51	403,964.80	94,965.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	497,237.18	124,939.28	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	871,090.61	588,088.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	339,221.86	237,315.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	216,827.00	109,903.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	44,647,251.03	16,372,219.33				26,143,464.40	201,558.85	460,579.29	4,379,094.33	1,004.18	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	2	103,272,955.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434149%	4.401198%	14
09/13/21	0	0.00	0	0.00	2	103,440,956.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434238%	4.401286%	15
08/12/21	0	0.00	0	0.00	2	103,595,218.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434319%	4.401368%	16
07/12/21	0	0.00	0	0.00	2	103,748,876.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434400%	4.401449%	17
06/11/21	0	0.00	0	0.00	2	103,915,071.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434486%	4.401535%	18
05/12/21	0	0.00	2	104,067,475.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434565%	4.401614%	19
04/12/21	0	0.00	2	104,232,461.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434649%	4.401698%	20
03/12/21	2	104,383,621.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434727%	4.401775%	21
02/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434821%	4.401870%	22
01/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434897%	4.401946%	23
12/11/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434971%	4.402020%	24
11/13/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.435051%	4.402100%	25
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A	304101051 02/06/21		7	6	268,671.25	2,554,471.69	0.00	61,001,416.90	05/17/21	13
1B	304101050 02/06/21		7	6	191,908.04	1,824,622.64	11,299.31	43,572,440.68	05/17/21	13
Totals					460,579.29	4,379,094.33	11,299.31	104,573,857.58
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		40,389,540	40,389,540	0		0
13 - 24 Months		609,629,956	506,357,001	103,272,955		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	650,019,496	546,746,541	0	0	103,272,955	0
Sep-21	651,464,309	548,023,353	0	0	103,440,956	0
Aug-21	652,826,615	549,231,397	0	0	103,595,218	0
Jul-21	654,183,694	550,434,818	0	0	103,748,876	0
Jun-21	655,613,040	551,697,969	0	0	103,915,071	0
May-21	656,959,426	552,891,951	0	104,067,475	0	0
Apr-21	658,378,464	554,146,003	0	104,232,461	0	0
Mar-21	659,714,239	555,330,618	104,383,621	0	0	0
Feb-21	661,279,418	661,279,418	0	0	0	0
Jan-21	662,604,060	662,604,060	0	0	0	0
Dec-20	663,923,620	663,923,620	0	0	0	0
Nov-20	665,316,794	665,316,794	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	304101051	60,242,557.25	61,001,416.90	393,000,000.00	11/20/12	10,984,513.75	1.55872	--	01/06/23	255
1B	304101050	43,030,398.06	43,572,440.68	393,000,000.00	11/20/12	(6,575,442.74)	(0.59590)	06/30/21	01/06/23	255
Totals		103,272,955.31	104,573,857.58	786,000,000.00		4,409,071.01

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A	304101051	MU	NY	05/17/21	13

The Loan transferred for 60+ days delinquency. The subject is a 423 unit independent hotel located in New York, NY. The hotel remains closed. Borrower is requesting relief due to the impact of COVID. Borrower has submitted a proposal which is under review. Lender has engaged counsel to commence enforcement of remedies and discussions with Borrower are ongoing. The Loan transferred for 60+ days delinquency. The subject is a 423 unit independent hotel located in New York,

NY. Borrower is preparing a new proposal.

1B	304101050	MU	NY	05/17/21	13

The Loan transferred for 60+ days delinquency. The subject is a 423 unit independent hotel located in New York, NY. The hotel remains closed. Borrower is requesting relief due to the impact of COVID. Borrower has submitted a proposal which is under review. Lender has engaged counsel to commence enforcement of remedies and discussions with Borrower are ongoing. The Loan transferred for 60+ days delinquency. The subject is a 423 unit independent hotel located in New York,

NY. Borrower is preparing a new proposal.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A	304101051	61,536,076.91	4.57000%	61,536,076.91 4.57000%		10	07/27/20	05/06/20	09/08/20
1B	304101050	43,954,340.67	4.57000%	43,954,340.67 4.57000%		10	07/27/20	05/06/20	09/08/20
Totals		105,490,417.58		105,490,417.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A	0.00	0.00	12,570.95	0.00	0.00	57,824.26	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	8,979.25	0.00	0.00	41,303.04	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	213.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,550.20	0.00	213.14	99,127.30	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		120,890.64

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 27

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27